Long-Term Investments - Schedule of Available-For-Sale Debt Investments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Available-For-Sale Debt Investments [Abstract]
Cost, Unlisted debt securities	¥ 69,572	¥ 75,572
Gross unrealized gains, Unlisted debt securities
Gross unrealized losses, Unlisted debt securities	(9,948)	(11,107)
Disposal of Long-term investments, Unlisted debt securities		(6,000)
Fair value, Unlisted debt securities	¥ 59,624	¥ 58,465